Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
16. Related Party Transactions
Capital lease obligations to affiliates, including unpaid lease obligations, and an operating lease with affiliates are further described in Note “15. Commitments and Contingencies”.
During 2010, the Company’s Board of Directors approved a loan program that permitted the Company to make loans to three executives of the Company (the “Employer Loans”) to (i) provide them with liquidity (“Liquidity Loans”) and (ii) fund the exercise of vested stock options (“Option Loans”). The Employer Loans mature with all principal and accrued interest due on the tenth anniversary of the issuance date of each subject loan. The borrower may prepay all or any portion of his Employer Loan at any time without premium or penalty. Interest on the Employer Loans accrues at various rates ranging from 2.30%—3.86% per annum, compounded annually. The Employer Loans are secured by shares of Company’s Class A common stock. With respect to the Liquidity Loans, the Company has no personal recourse against the borrowers beyond the pledged shares.
As of September 30, 2020, Liquidity Loans and Option Loans to one former executive were outstanding with an aggregate principal balance of $297 and $635, respectively As of December 31, 2019, Liquidity Loans to two former executives were outstanding with an aggregate principal balance of $2,350 and Option Loans to one former executive were outstanding with an aggregate principal balance of $635. The principal and part of the interest receivable under the Employer Loans were fully reserved with net interest receivable of $0 and $556 as of September 30, 2020 and December 31, 2019, respectively, included in the notes receivable from related parties balance in the consolidated balance sheets. In the three months ended September 30, 2020, one of the former executives paid $1,000 of the outstanding principal balance of his liquidity loans and the related interest receivable. The Company forgave $1,000 of the remaining outstanding principal balance of his liquidity loans. The other former executive paid $53 of the outstanding principal balance of his liquidity loans and $58 of the related accrued interest. As a result, the Company recorded $1,111 as a recovery of the previously reserved related party receivables within selling, general and administrative expenses on the consolidated statement of operations for the three months ended September 30, 2020.

17. Related Parties Transactions
Capital lease obligations to affiliates, including unpaid lease obligations, and an operating lease with affiliates are further described in Note “16 Commitments and Contingencies”. Affiliate debts are described in Note “10. Long-Term Debt—Affiliates”. Fee paid to the Avista Funds in connection with the Underwritten Public Offering is described in Note “12. Stockholders’ Equity.”
During 2010, the Company’s Board of Directors approved a loan program that permitted the Company to make loans to three executives of the Company (the “Employer Loans”) to (i) provide them with liquidity (“Liquidity Loans”) and (ii) fund the exercise of vested stock options (“Option Loans”). The Employer Loans mature with all principal and accrued interest due on the tenth anniversary of the issuance date of each subject loan, except that in certain circumstances, the Employer Loans may mature earlier. The borrower may prepay all or any portion of his Employer Loan at any time without premium or penalty. Interest on the Employer Loans accrues at various rates ranging from 2.30%—3.86% per annum, compounded annually. The Employer Loans are secured by 1,857,450 and 675,990 shares of the Company’s Class A common stock held by two former executives, respectively. With respect to the Liquidity Loans, the Company has no personal recourse against the borrowers beyond the pledged shares. In connection with the Avista Merger (see Note “1. Nature of Business and Basis of Presentation”), the Company forgave the outstanding aggregate principal balance of $997 and accrued interest of $133 related to the current CEO’s Liquidity Loans immediately prior to consummation of the Avista Merger.
As of December 31, 2019 and 2018, Liquidity Loans to two former executives were outstanding with an aggregate principal balance of $2,350 and Option Loans to one former executive were outstanding with an aggregate principal balance of $635. The principal and part of the interest receivable under the Employer Loans were fully reserved with net interest receivable of $556 and $477 as of December 31, 2019 and 2018, respectively, included in the notes receivable from related parties balance in the consolidated balance sheets. Interest income related to these notes was $78, $64, and $111 for the years ended December 31, 2019, 2018 and 2017, respectively.